Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001945565
Registrant Name	BGIN BLOCKCHAIN Ltd
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES